ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Carrying Amounts of Assets and Liabilities) (Details) (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance for Doubtful Accounts Receivable, Current	$ 33,276	$ 31,127	$ 34,336	$ 31,064
Allowance for Doubtful Accounts Receivable	0
PRC Domestic Entities and the PRC Domestic Entities' subsidiaries [Member]
Allowance for Doubtful Accounts Receivable, Current	$ 12,913	13,691
PRC Domestic Entities and the PRC Domestic Entities' subsidiaries [Member] | Commitment Deposits [Member]
Allowance for Doubtful Accounts Receivable		$ 206